CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY (DEFICIT) - USD ($) $ in Thousands	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Earnings (Deficit)	Noncontrolling Interest	Redeemable Noncontrolling Interest	Total
Balance at Dec. 31, 2012	$ 1,254,814	$ 6,080	$ (6,522,794)			$ (5,261,900)
Increase (Decrease) in Stockholder's Equity
Non-cash, stock-based compensation	29,647					29,647
Income tax (expense) benefit related to stock awards and other	18,788					18,788
Change in unrealized holding gains (losses) on available-for-sale securities, net		8,781				8,781
Deferred income tax (expense) benefit attributable to unrealized gains (losses) on available-for-sale securities		(3,672)				(3,672)
Capital distribution to EchoStar	(3,148)					(3,148)
Noncontrolling interest recognized with acquisition of a controlling interest in subsidiary				$ 2,882		2,882
Net income (loss) attributable to noncontrolling interest				(300)		(300)
Net income (loss) attributable to DISH DBS			825,022			825,022
Balance at Dec. 31, 2013	1,300,101	11,189	(5,697,772)	2,582		(4,383,900)
Increase (Decrease) in Stockholder's Equity
Dividends to DISH Orbital Corporation (Note 15)			(2,150,000)			(2,150,000)
Non-cash, stock-based compensation	33,969			28	$ 27	33,997
Income tax (expense) benefit related to stock awards and other	23,022			(691)		22,331
Change in unrealized holding gains (losses) on available-for-sale securities, net		27,819				27,819
Deferred income tax (expense) benefit attributable to unrealized gains (losses) on available-for-sale securities		(10,625)				(10,625)
Capital distribution to EchoStar, net of deferred taxes of $31,274	(51,466)					(51,466)
Capital distribution to EchoStar, net of deferred taxes of $3,542	(5,845)			(6,118)		(11,963)
Deemed distribution to - initial fair value of redeemable noncontrolling interest, net of deferred taxes	(14,011)				22,500	(14,011)
Sling TV contribution from parent	(9,569)			12,612		3,043
Net income (loss) attributable to noncontrolling interest						(9,825)
Net income (loss) attributable to noncontrolling interest excluding redeemable noncontrolling interest				(7,211)	(2,614)	(7,211)
Net income (loss) attributable to DISH DBS			824,885			824,885
Balance at Dec. 31, 2014	1,276,201	28,383	(7,022,887)	1,202	19,913	(5,717,101)
Increase (Decrease) in Stockholder's Equity
Dividends to DISH Orbital Corporation (Note 15)			(8,250,000)			(8,250,000)
Non-cash, stock-based compensation	19,072				127	19,072
Income tax (expense) benefit related to stock awards and other	23,463			691		24,154
Change in unrealized holding gains (losses) on available-for-sale securities, net		(23,468)				(23,468)
Deferred income tax (expense) benefit attributable to unrealized gains (losses) on available-for-sale securities		7,124				7,124
Revaluation of EchoStar's interest in Sling TV to redemption value, net of deferred taxes of $5,820	(9,598)				15,418	(9,598)
Net income (loss) attributable to noncontrolling interest						(17,242)
Net income (loss) attributable to noncontrolling interest excluding redeemable noncontrolling interest				216	(17,458)	216
Net income (loss) attributable to DISH DBS			780,135			780,135
Balance at Dec. 31, 2015	$ 1,309,138	$ 12,039	$ (14,492,752)	$ 2,109	$ 18,000	(13,169,466)
Increase (Decrease) in Stockholder's Equity
Deferred income tax (expense) benefit attributable to unrealized gains (losses) on available-for-sale securities						7,690
Net income (loss) attributable to noncontrolling interest						11,167
Net income (loss) attributable to DISH DBS						525,628
Balance at Jun. 30, 2016						$ (14,155,249)